FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping
Assets and Liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2016 and 2015, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

Fair Value Measurements
	Level 1	Level 2	Level 3	Total
	(In Millions)
December 31, 2016
Assets:
Investments:
Fixed maturity Securities, available-for-sale:
Public Corporate	$—	$827	$—	$827
Private Corporate	—	201	7	208
U.S. Treasury, government and agency	—	35	—	35
States and political subdivisions	—	6	—	6
Commercial mortgage-backed	—	—	24	24
Redeemable preferred stock	9	—	—	9
Subtotal	9	1,069	31	1,109
Other equity investments	—	—	—	—
Trading securities	1	—	—	1
Options	—	56	—	56
Cash equivalents	109	—	—	109
Separate Accounts’ assets	1,732	14	—	1,746
Total Assets	$1,851	$1,139	$31	$3,021

Liabilities:
Contingent payment arrangements	$—	$—	$7	$7
MSO and IUL indexed features’ liability	—	53	—	53
Total Liabilities	$—	$53	$7	$60
December 31, 2015
Assets:
Investments:
Fixed maturity Securities, available-for-sale:
Public Corporate	$—	$637	$—	$637
Private Corporate	—	177	8	185
U.S. Treasury, government and agency	—	29	—	29
States and political subdivisions	—	7	—	7
Commercial mortgage-backed	—	—	31	31
Redeemable preferred stock	9	8	—	17
Subtotal	9	858	39	906
Other equity investments	1	—	—	1
Options	—	24	—	24
Cash equivalents	170	—	—	170
Separate Accounts’ assets	1,686	14	—	1,700
Total Assets	$1,866	$896	$39	$2,801
Liabilities:
MSO and IUL indexed features’ liability	—	24	—	24
Total Liabilities	$—	$24	$7	$31

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The table below presents a reconciliation for all Level 3 assets at December 31, 2016, 2015 and 2014 respectively.

Level 3 Instruments
Fair Value Measurements
	Corporate	Commercial Mortgage- backed	Contingent Payment Arrangement
	(In Millions)

Balance, January 1, 2016	$8	$31	—
Total gains (losses), realized and unrealized included in:
Earnings (loss) as:
Investment gains (losses), net	—	(4)	—
Other comprehensive income (loss)	—	1	—
Purchases	—	—	7
Sales	(1)	(4)	—
Balance, December 31, 2016	$7	$24	$7

Balance, January 1, 2015	$8	$26	$—
Total gains (losses), realized and unrealized included in:
Earnings (loss) as:
Investment gains (losses), net	—	(2)	—
Other comprehensive income (loss)	—	8	—
Sales	(1)	(1)	—
Transfers into Level 3(1)	1	—	—
Balance, December 31, 2015	$8	$31	$—

Balance, January 1, 2014	$9	$24	$—
Total gains (losses), realized and unrealized included in:
Earnings (loss) as:
Investment gains (losses), net	(1)	(11)	—
Increase (decrease) in the fair value of reinsurance contracts	—	—	—
Other comprehensive income (loss)	1	13	—
Sales	(1)	—	—
Balance, December 31, 2014	$8	$26	$—

(1)	Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

Fair Value Assets Unrealized Gains Losses By Category For Level 3 Assets And Liabilities Still Held
The table below details changes in unrealized gains (losses) for 2016 and 2015 by category for Level 3 assets still held at December 31, 2016 and 2015, respectively.

OCI
(In Millions)
Level 3 Instruments
Full Year 2016
Still Held at December 31, 2016:
Change in unrealized gains (losses):
Fixed maturity securities, available-for-sale:
Commercial mortgage-backed	1
Total	$1

Level 3 Instruments
Full Year 2015
Still Held at December 31, 2015:
Change in unrealized gains (losses):
Fixed maturity securities, available-for-sale:
Corporate	$(1)
Commercial mortgage-backed	$8
Total	$7

Fair Value Disclosure Financial Instruments Not Carried At Fair Value
The carrying values and fair values at December 31, 2016 and 2015 for financial instruments not otherwise disclosed in Note 3 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(In Millions)
December 31, 2016
Mortgage loans on real estate	$17	$—	$—	$16	$16
Policyholders liabilities: Investment contracts	$168	$—	$—	$170	$170
Policy Loans	176	—	—	210	210

December 31, 2015
Policyholders liabilities: Investment contracts	$177	$—	$—	$184	$184
Policy Loans	159	—	—	189	189